Accounts Payable - Schedule of Accounts Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable details [abstract]
Trade accounts payable	$ 381,486	$ 302,414
Taxes no related to rent	105,046	210,330
Social Charges	1,766	327
Other payables	733	17,544
Total current	489,031	530,615
Trade accounts payable	5,086	2,112
Social Charges	2,070	2,190
Other payables	10,069	7,629
Total non current	$ 17,225	$ 11,931